Trade, Other Receivables and Other assets - Summary of Trade Receivables and Other Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 909	€ 203
Advance deposits	209	246
Net Investment in Lease	0	219
Total Trade and Other receivables	1,118	668
Current Grant receivables (RCAs)	0	1,121
Current Grant receivables (Others)	0	274
Total Current Grant receivables	0	1,395
Prepaid expenses	667	1,688
VAT receivable	316	483
Income and other tax receivables	34	40
Total Other current assets	1,017	2,211
Total Trade receivables, advances and other current assets	€ 2,135	€ 4,274